UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178


13F File Number:  028-04623


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869

Signature, Place and Date of Signing:

   /s/Elouise Manhertz           New York, New York          February 13, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:  $238,123
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
----------------------------  ----------------  ---------  --------  --------- --- ----  ----------  --------  --------- ------ ----
APPLE INC                     COM               037833100   27,773      68,576  SH           SOLE                 68,576    0     0
AUTONAVI HLDGS LTD            SPONSORED ADR     05330F106    5,223     520,759  SH           SOLE                520,759    0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109    7,760     545,700  SH           SOLE                545,700    0     0
CARDIOME PHARMA CORP          COM NEW           14159U202    4,198   1,596,106  SH           SOLE              1,596,106    0     0
CARNIVAL CORP                 PAIRED CTF        143658300      325       9,950  SH           SOLE                  9,950    0     0
CITIGROUP INC                 COM NEW           172967424    7,235     275,000  SH           SOLE                275,000    0     0
DIGITALGLOBE INC              COM NEW           25389M877   10,032     586,331  SH           SOLE                586,331    0     0
GOLDMAN SACHS GROUP INC       COM               38141G104   20,841     230,465  SH           SOLE                230,465    0     0
GOOGLE INC                    CL A              38259P508   23,344      36,142  SH           SOLE                 36,142    0     0
LCA-VISION INC                COM PAR $.001     501803308    3,980   1,372,577  SH           SOLE              1,372,577    0     0
LIBERTY GLOBAL INC            COM SER A         530555101   16,724     407,595  SH           SOLE                407,595    0     0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100    7,972     155,000  SH           SOLE                155,000    0     0
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589    5,017     203,100  SH           SOLE                203,100    0     0
MASTERCARD INC                CL A              57636Q104   15,346      41,161  SH           SOLE                 41,161    0     0
NEXEN INC                     COM               65334H102      445      27,950  SH           SOLE                 27,950    0     0
PNC FINL SVCS GROUP INC       COM               693475105    7,618     132,100  SH           SOLE                132,100    0     0
QUALCOMM INC                  COM               747525103   11,817     216,030  SH           SOLE                216,030    0     0
RYANAIR HLDGS PLC             SPONSORED ADR     783513104    3,427     123,022  SH           SOLE                123,022    0     0
SEALED AIR CORP NEW           COM               81211K100      836      48,600  SH           SOLE                 48,600    0     0
SIRIUS XM RADIO INC           COM               82967N108      182     100,000  SH           SOLE                100,000    0     0
SONOCO PRODS CO               COM               835495102      787      23,870  SH           SOLE                 23,870    0     0
SUNCOR ENERGY INC NEW         COM               867224107    1,975      68,500  SH           SOLE                 68,500    0     0
VALEANT PHARMACEUTICALS INTL  COM               91911K102   18,617     398,730  SH           SOLE                398,730    0     0
VISA INC                      COM CL A          92826C839   14,195     139,812  SH           SOLE                139,812    0     0
WELLS FARGO & CO NEW          COM               949746101    6,526     236,800  SH           SOLE                236,800    0     0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102   15,929   1,442,806  SH           SOLE              1,442,806    0     0




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